Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories

2. Inventories

Inventories consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Raw materials	$116	$106
Work in process	337	—

Total	$453	$106

As of September 30, 2020 and December 31, 2019, no finished goods were included in inventories. During the nine months ended September 30, 2020, the Company recorded a write-off of inventory totaling $0.2 million. This amount was recognized as a component of cost of product revenue in the accompanying condensed consolidated statements of operations.

4. Inventories

Inventories consisted of the following components (in thousands):

	December 31,
	2019	2018
Raw materials	$106	$98
Work in process	—	841
Finished goods	—	—

Inventories	$106	$939

During the year ended December 31, 2019, the Company recorded a write-off of inventory totaling $155 thousand in connection with the termination of its supply agreement with Edge Systems LLC. See Note 10 – Revenue for further information. This amount was reported as a component of cost of product revenues in the accompanying consolidated statements of operations.